Revenues (Details) - Schedule of revenue by product - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue		$ 34,959	$ 2,393	$ 10,118
Miniature camera and related equipment (from ScoutCam) [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue			24	24
Products (from Jeffs’ Brands) [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue		2,343	1,910	6,509
Revenues from commissions (from Eventer) [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue		1,472	459	1,185
Revenues from internet services (from Gix Internet) [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue	[1]	$ 31,144
MUSE and related equipment (from Medigus). [Member]
Revenues (Details) - Schedule of revenue by product [Line Items]
Revenue				$ 2,400

[1]	The revenues from Gix Internet for the period March 01 ,2022-June 30, 2022.